Property and equipment, net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and equipment, net	Property and equipment, net
    Property and equipment, net consisted of the following (in thousands):

	December 31,
	2022	2021
Lab equipment	$31,188	$34,091
Office equipment	3,573	3,463
Furniture and fittings	1,221	1,363
Leasehold improvements	13,583	14,904
Assets under construction	13,186	2,436
Less: accumulated depreciation	(27,542)	(22,716)
Total property and equipment, net	$35,209	$33,541
Depreciation expense recorded for the years ended December 31, 2022, 2021 and 2020 was $7.3 million, $8.6 million and $5.7 million, respectively.